ORDINARY SHARES AND TREASURY STOCK - Additional Information (Details) $ / shares in Units, ¥ in Thousands	May 10, 2019 CNY (¥) Vote shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	May 10, 2019 $ / shares shares
Common shares, par value | $ / shares						$ 0.000000005
Common shares, shares outstanding						216,100,000
Stock sale price | $ / shares						$ 10.5
IPO Expenses Capitalization | ¥	¥ 234,354
Treasury Stock, Shares | $			$ 3,970,056,000
Common Class A [Member]
Common shares, par value | $ / shares			$ 0.000000005		$ 0.000000005
Common shares, shares outstanding		104,129,944	104,129,944	105,727,404	105,727,404	100,100,000
Number of votes | Vote	1
Common Class B [Member]
Common shares, par value | $ / shares			$ 0.000000005		$ 0.000000005
Common shares, shares outstanding		108,000,000	108,000,000	108,000,000	108,000,000	116,000,000
Number of votes | Vote	10
ADS
Stock issued during period	4,025,000
Ordinary shares
Stock issued during period	16,100,000
Ordinary shares | Common Class A [Member]
Ordinary shares repurchased		5,329,848	5,329,848	5,994,368	5,994,368
Ordinary shares repurchased amount		¥ 50,438	$ 7,060,000	¥ 24,012	$ 3,454,000
Weighted average price of shares repurchased | $ / shares			$ 1.32		$ 0.58